Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 1,564,542	$ 1,026,245
Restricted cash		20,676
Accounts receivable, net		28,326,985	41,362,705
Amounts due from related parties			346,517
Inventories		67,826	768,216
Contract costs		1,691,293	2,012,309
Deferred offering costs			1,330,902
Advance to suppliers		1,149,642	1,115,672
Prepaid expenses and other current assets, net		5,233,553	460,854
Total current assets		38,054,517	48,423,420
Non-current assets:
Property and equipment, net		2,125,629	219,470
Intangible assets, net		212,445	637,114
Long-term investments		2,650,458	2,852,492
Right of use assets		2,431,475	865,399
Deferred tax assets, net			3,888,574
Prepaid expenses and other non-current assets		7,000,357	3,697,675
Amount due from related parties-non current		13,859,350
Total non-current assets		28,279,714	12,160,724
TOTAL ASSETS		66,334,231	60,584,144
Commitments and Contingencies
Current liabilities:
Short-term borrowings		26,760,940	18,784,459
Accounts payable		13,674,339	9,180,532
Amount due to related parties-current	[1]	704,947	896,431
Deferred revenue		1,654,145	2,553,808
Convertible loans			3,754,269
Accrued expenses and other current liabilities		13,938,253	17,006,713
Lease liabilities, current		929,755	435,462
Total current liabilities		57,662,379	52,611,674
Non-current liabilities:
Amount due to related parties-non current		7,905,290	8,581,743
Accrued liabilities, non-current		7,759,474	8,073,912
Lease liabilities, non-current		1,473,950	300,974
Total non-current liabilities		17,138,714	16,956,629
TOTAL LIABILITIES		74,801,093	69,568,303
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 22,115,592 shares and 24,015,592 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)		1,201	1,106
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2022 and 2023, respectively; nil and 3,700,000 preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)		185
Additional paid-in capital		108,729,047	75,621,294
Statutory reserve		237,486	237,486
Accumulated deficit		(110,833,045)	(78,483,156)
Accumulated other comprehensive loss		(2,998,562)	(3,262,666)
XIAO-I CORPORATION shareholders’ deficit		(4,863,688)	(5,885,936)
Non-controlling interests		(3,603,174)	(3,098,223)
Total shareholders’ deficit		(8,466,862)	(8,984,159)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		$ 66,334,231	$ 60,584,144

[1]	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.